Related party transactions (Detail) $ in Thousands			3 Months Ended		6 Months Ended
	Oct. 21, 2020 USD ($)	Nov. 28, 2018 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	May 31, 2019 USD ($)	May 31, 2019 CAD ($)
Transactions with Third Party [Line Items]
Non-controlling interests			$ 1,474,761,000		$ 1,474,761,000		$ 458,612,000
Redeemable Non-Controlling Interest
Transactions with Third Party [Line Items]
Contributions from redeemable non-controlling interests		$ 305,000,000
Non-controlling interest incurred			2,617,000	$ 3,393,000	5,298,000	$ 7,159,000
Distribution to redeemable non-controlling interest			2,503,000	3,573,000	5,046,000	6,873,000
Redeemable Non-Controlling Interest | Senior Secured Credit Facility
Transactions with Third Party [Line Items]
Debt instrument, term		3 years
Secured credit facility, maximum borrowing capacity		$ 306,500,000
Collateral shortfall trigger, as percent of market value of shares (percent)		50.00%
Related Party
Transactions with Third Party [Line Items]
Distribution from interest in noncontrolling interest			4,473,000	4,832,000	8,912,000	9,039,000
Equity Method Investee
Transactions with Third Party [Line Items]
Reimbursement of expenses			6,006,000	5,668,000	12,320,000	10,225,000
Development fees			0	$ 461,000	$ 738,000	$ 461,000
Altavista
Transactions with Third Party [Line Items]
Repayment of promissory note			$ 30,493,000
Related Party | AYES Canada
Transactions with Third Party [Line Items]
Non-controlling interests								$ 96,752,000	$ 130,103
Abengoa
Transactions with Third Party [Line Items]
Period for option to purchase interest in joint venture	12 months
Option to purchase interest in joint venture	$ 1,500,000